Trust Account and Fair Value Measurements (Details) - Schedule of financial assets and liabilities measured at fair value (Parenthetical)	Dec. 31, 2020 USD ($)
Trust Account And Fair Value Measurements [Abstract]
Cash balance held with trust account	$ 943